EXPENSES BY NATURE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EXPENSES BY NATURE
Direct production costs	$ 862,383,664	$ 877,716,948	$ 759,229,954
Payroll and employee benefits	252,337,262	273,123,010	266,966,841
Transportation and distribution	126,683,586	138,486,337	137,428,173
Advertising	6,917,300	27,113,322	17,345,951
Depreciation and amortization	110,920,517	111,087,284	99,594,446
Repairs and maintenance	25,971,485	30,528,180	28,120,098
Other expenses	73,455,798	83,188,784	138,860,648
Total	$ 1,458,669,612	$ 1,541,243,865	$ 1,447,546,111